10. Accounts Receivable Concessions (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Receivable Concessions Tables Abstract
Accounts Receivable Related to the Concession

	12.31.2018	12.31.2017
Power distribution service concession (10.1)	783,023	684,206
Piped gas distribution service concession (10.2)	322,259	303,668
Bonus from the grant of concession agreements under the quota system (10.3)	625,772	606,479
Power transmission concession (10.4)	-	1,497,399
Remeasurement of RBSE assets (10.5)	753,826	1,418,370
Generation concession agreements (10.6)	65,811	68,859
	2,550,691	4,578,981
Current	53,177	149,744
Noncurrent	2,497,514	4,429,237

Distribution Concession Agreement

Balance as of January 1, 2017	614,806
Donations and grants received	76
Transfers from intangible assets (Note 19.1)	56,853
Transfers to other receivables (assets held for disposal)	(3,711)
Fair value recognition	16,199
Loss on disposal	(17)
Balance as of December 31, 2017	684,206
Transfers from contract assets (Note 11.1)	66,380
Transfers to other receivables (assets held for disposal)	(1,334)
Fair value recognition	35,306
Loss on disposal	(1,535)
Balance as of December 31, 2018	783,023

Balance as of January 1, 2017	83,378
Reclassifications from intangible assets (Note 2.1.1)	154,800
Transfers from intangible assets (Note 19.3)	24,609
Fair value recognition	40,881
Balance as of December 31, 2017	303,668
Transfers from contract assets (Note 11.2)	6,399
Fair value recognition	12,193
Loss on disposal	(1)
Balance as of December 31, 2018	322,259

Bonus from the Grant of Concession Agreements

Balance as of January 1, 2017	586,706
Transfers to electricity grid use charges - customers	(62,387)
Interest (Note 31)	82,160
Balance as of December 31, 2017	606,479
Transfers to electricity grid use charges - customers	(66,693)
Interest (Note 31)	85,986
Balance as of December 31, 2018	625,772

Transmission Concession Agreement

Balance as of January 1, 2017	1,342,055
Transfers to electricity grid use charges - customers	(81,497)
Transfers to property, plant and equipment	(29,264)
Remuneration	129,769
Construction income	136,336
Balance as of December 31, 2017	1,497,399
Transfers to contract assets (Note 11.3)	(1,497,399)
Balance as of December 31, 2018	-

Remeasurement of RBSE Financial Assets

Balance as of January 1, 2017	1,186,985
Gain on remeasurement of the cash flow from the RBSE assets	178,141
Increase in the estimated amount due to the approval of the report on RBSE assets	183,015
Transfers to electricity grid use charges - customers	(129,771)
Balance as of December 31, 2017	1,418,370
Transfers to contract assets (Note 11.3)	(635,292)
Gain on the cash flow from the RBSE assets	82,640
Transfers to electricity grid use charges - customers	(111,892)
Balance as of December 31, 2018	753,826

Concession Agreement - Gas Distribution

Balance as of December 31, 2016	67,401
Gain on remeasurement of the cash flow	341
Reversal of impairment (note 32.4)	1,117
Balance as of December 31, 2017	68,859
Transfers to other current receivables - disposal of assets	(9,053)
Gain on remeasurement of the cash flow	1,247
Reversal of impairment (note 32.4)	4,758
Balance as of December 31, 2018	65,811